Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share Based Compensation
Summary of the Group's share-based compensation cost

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The table below presents a summary of the Group’s share-based compensation cost for the years ended December 31, 2014, 2015 and 2016 (in thousands):

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Cost of revenues	169,621	328,480	444,187
Selling and marketing expenses	23,253	36,023	52,689
General and administrative expenses	51,475	120,925	238,750
Research and development expenses	104,928	199,039	254,505

	349,277	684,467	990,131

Schedule of total intrinsic value of options exercised and the total fair value of RSUs vested during the period

Stock Options
	US$	RMB
	(in millions)	(in millions)
Total intrinsic value exercised:
2014	0.4	2.7
2015	—	—
2016	—	—

	RSU
	US$	RMB
	(in millions)	(in millions)
Total fair value vested:
2014	48.6	301.6
2015	99.0	641.3
2016	177.2	1,230.4

Stock Options
Share Based Compensation
Summary of the Company's stock options award and RSUs activities

	Employees	Senior Management	Director and Consultants	Total	Weighted Average Exercise Price
	(in thousands)	(in thousands)	(in thousands)	(in thousands)	US$

Number of ordinary shares issuable upon exercise of stock options:

Outstanding at January 1, 2014	285	—	—	285	1.659
Exercised during the year	(285)	—	—	(285)	1.659

Outstanding at December 31, 2014	—	—	—	—	—

Outstanding at January 1, 2015	—	—	—	—	—
Exercised during the year	—	—	—	—	—

Outstanding at December 31, 2015	—	—	—	—	—

Outstanding at January 1, 2016	—	—	—	—	—
Exercised during the year	—	—	—	—	—

Outstanding at December 31, 2016	—	—	—	—	—

2009 RSU Plan
Share Based Compensation
Summary of the Company's stock options award and RSUs activities

	Employees	Senior Management	Director and Consultants	Total
	(in thousands)	(in thousands)	(in thousands)	(in thousands)

Number of ordinary shares issuable upon vesting of restricted share units:
Outstanding at January 1, 2014	25,152	—	287	25,439
Granted	30,429	—	195	30,624
Vested	(17,200)	—	(250)	(17,450)
Forfeited	(1,539)	—	—	(1,539)

Outstanding at December 31, 2014	36,842	—	232	37,074

Outstanding at January 1, 2015	36,842	—	232	37,074
Granted	27,968	—	132	28,100
Vested	(23,339)	—	(202)	(23,541)
Forfeited	(1,848)	—	—	(1,848)

Outstanding at December 31, 2015	39,623	—	162	39,785

Outstanding at January 1, 2016	39,623	—	162	39,785
Granted	30,980	—	100	31,080
Vested	(27,545)	—	(119)	(27,664)
Forfeited	(1,633)	—	—	(1,633)

Outstanding at December 31, 2016	41,425	—	143	41,568

Schedule of weighted average remaining contractual life for the RSUs outstanding

Exercise Price	Number Outstanding / Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
	(in thousands)	Years	US$
Restricted Share Units
Performance-based settled in stock	11,193	2.17	n/a
Time-based-settled in stock/cash	66,160	3.12	n/a
Time-based-settled in stock	13,111	2.51	n/a

	90,464	2.92	n/a